Right-of-use assets and lease liabilities (Details 2) - ARS ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Statement [Line Items]
Total depreciation of right-of-use assets	$ 2,797	$ 2,098	$ 1,946
Convention center [Member]
Statement [Line Items]
Total depreciation of right-of-use assets	867	1,052	1,104
Offices, shopping malls and other rental properties [Member]
Statement [Line Items]
Total depreciation of right-of-use assets	$ 1,930	$ 1,046	$ 842